Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations
NOTE 13. BUSINESS COMBINATIONS
In February 2020, the Company purchased all of the outstanding equity interests of Zenith which had previously been a vendor for the Company.
The Company accounted for the Zenith acquisition as a business combination. The purchase price consisted of $6,909 cash, $974 promissory note consideration, $813 common stock consideration, and $1,158 related to settlement of preexisting relationships for a total purchase price of $9,854. The preexisting relationship related to prepaid inventory owned by the Company, with a corresponding deferred revenue balance recorded by Zenith. This preexisting relationship was settled on the acquisition date as an adjustment to the purchase price.
The aggregate purchase price exceeded the fair value of the net tangible and intangible assets acquired, and accordingly the Company recorded goodwill of $4,162. Furthermore, the Company issued 844 common stock shares that vest annually over three years and $3,353 of promissory notes to certain employees, contingent upon continued employment. These costs are recognized as post-combination compensation expenses. In connection with the common stock issued with this transaction, the Company recorded $ 402 and $ 298 of stock-based compensation expense during the six months ended June 30, 2021 and 2020, respectively. The company recorded $202 of stock-based compensation related to these shares for both three month periods ended June 30, 2021 and 2020.
The total purchase consideration and the fair values and liabilities at the acquisition date were as follows.

Consideration
Cash Consideration		$6,909
Promissory Note Consideration		974
Stock Consideration		813
Settlement of Preexisting Relationships		1,158

Fair Value of Total Consideration Transferred		9,854
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$4,527
Accounts receivable	518
Inventory	692
Prepaid expenses and other current assets	632
Property and equipment, net	61

Total identifiable assets acquired	6,430

Accounts payable	490
Accrued expenses and other current liabilities	248

Total liabilities assumed	738

Total identifiable net assets		5,692

Goodwill		$4,162

The Company recognized approximately $21 of acquisition related costs that were expensed during the three months ended March 31, 2020 and are included in general and administrative expenses. None of these costs were expensed during the three months ended June 30, 2020.
The excess of the purchase price over the tangible and intangible assets acquired has been recorded as Goodwill. The Company determined the intangible assets held by Zenith were not material to the acquisition and did not include them in the acquisition. The goodwill is attributable primarily to the workforce of the acquired business and expected synergies with the Company’s existing operations and is not deductible for income tax purposes.
The Company’s consolidated balance sheet for the year ended December 31, 2020, and other financial statements presented herein for the three and six months ended June 30, 2021 and 2020 include the results of operations of Zenith since the acquisition date. Revenue related to Zenith and included in amounts presented on the Company’s Consolidated Statement of Operations and Comprehensive Loss are $1,186 and $1,558 for the three and six months ended June 30, 2020, respectively. Net income related to Zenith and included in amounts presented on the Company’s Consolidated Statement of Operations and Comprehensive Loss are $126 and $345 for the three and six months ended June 30, 2020, respectively. Pro forma disclosures have not been provided since the acquisition did not have, and is not expected to have, a material impact on the Company’s results of operations.

NOTE 13. BUSINESS COMBINATIONS
In February 2020, the Company purchased all of the outstanding equity interests of Zenith which had previously been a vendor for the Company.
The Company accounted for the Zenith acquisition as a business combination. The purchase price consisted of $6,909 cash, $974 promissory note consideration, $813 common stock consideration, and $1,158 related to settlement of preexisting relationships for a total purchase price of $9,854. The preexisting relationship related to prepaid inventory owned by the Company, with a corresponding deferred revenue balance recorded by Zenith. This preexisting relationship was settled on the acquisition date as an adjustment to the purchase price.
The aggregate purchase price exceeded the fair value of the net tangible and intangible assets acquired, and accordingly the Company recorded goodwill of $4,162. Furthermore, the Company issued 844 common stock shares that vest annually over three years and $3,353 of promissory notes to certain employees, contingent upon continued employment. These costs will be recognized as post-combination compensation expenses. In connection with the common stock issued with this transaction, the Company recorded $707 of stock-based compensation expense during the year ended December 31, 2020.

The total purchase consideration and the fair values and liabilities at the acquisition date were as follows.

Consideration

Cash consideration	$6,909

Promissory note consideration	974

Stock consideration	813

Settlement of preexisting relationships	1,158

Fair Value of Total Consideration Transferred	9,854

Recognized amounts of identifiable assets acquired and liabilities assumed

Cash	$4,527

Accounts receivable	518

Inventory	692

Prepaid expenses and other current assets	632

Property and equipment, net	61

Total identifiable assets acquired	6,430

Accounts payable	490

Accrued expenses and other current liabilities	248

Total liabilities assumed	738

Total identifiable net assets	5,692

Goodwill	$4,162
The Company recognized approximately $21 of acquisition related costs that were expensed in the current period and are included in general and administrative expenses.
The excess of the purchase price over the tangible and intangible assets acquired has been recorded as Goodwill. The Company determined the intangible assets held by Zenith were not material to the acquisition and did not include them in the acquisition. The goodwill is attributable primarily to the workforce of the acquired business and expected synergies with the Company’s existing operations and is not deductible for income tax purposes.
The Company’s consolidated financial statements for the year ended December 31, 2020 include the results of operations of Zenith since the acquisition date. Zenith’s revenue and net income for this period are $2,259 and $420 respectively. Pro forma disclosures have not been provided since the acquisition did not have, and is not expected to have, a material impact on the Company’s results of operations.